Short-term debt (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Debt
Short-term debt from unrelated parties	€ 546,829	€ 665,013
Short-term debt from related parties	3,000	4,000
Short-term debt	549,829	669,013
Cash and cash equivalents before offset	1,676,600	1,354,390
Short-term debt from unrelated parties before offset	670,176	745,616
Commercial paper program
Debt
Short-term debt from unrelated parties	494,703	495,424
Outstanding amount	496,000	496,500
Commercial paper program | Maximum
Debt
Commercial paper borrowing limit	1,500,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	52,051	169,511
Borrowings offset under cash management system	123,347	80,603
Other
Debt
Short-term debt from unrelated parties	75	€ 78
Related party revolving facility | Maximum
Debt
Short term borrowing capacity from related party	€ 600,000